Equipment Note Payable - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Payment of note payable equipment		$ 0.5
Accrued interest on notes payable, rate	5.99%	5.99%
Notes payable maturity	2024-12
Notes payable outstanding amount	$ 25.9	$ 30.0